Property and Equipment - Schedule of Properties and Equipment (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Type of property and equipment:
Property and equipment, Gross balance	$ 652,202	$ 640,817
Property and equipment, Accumulated Depreciation	(463,129)	(439,160)
Property and equipment, Net balance	$ 189,073	$ 201,657
Land and Buildings [Member]
Type of property and equipment:
Property and equipment, Useful Life	26 years	26 years
Property and equipment, Average remaining depreciation	18 years	18 years
Property and equipment, Gross balance	$ 327,862	$ 322,766
Property and equipment, Accumulated Depreciation	(173,132)	(165,286)
Property and equipment, Net balance	$ 154,730	$ 157,480
Equipment [Member]
Type of property and equipment:
Property and equipment, Useful Life	5 years	5 years
Property and equipment, Average remaining depreciation	3 years	3 years
Property and equipment, Gross balance	$ 261,142	$ 256,933
Property and equipment, Accumulated Depreciation	(236,146)	(221,083)
Property and equipment, Net balance	$ 24,996	$ 35,850
Others [Member]
Type of property and equipment:
Property and equipment, Useful Life	7 years	7 years
Property and equipment, Average remaining depreciation	4 years	4 years
Property and equipment, Gross balance	$ 63,198	$ 61,118
Property and equipment, Accumulated Depreciation	(53,851)	(52,791)
Property and equipment, Net balance	$ 9,347	$ 8,327